Bank Loans and Lines of Revolving Credit Facility	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Bank Loans and Lines of Revolving Credit Facility

NOTE 5 – BANK LOANS AND LINES OF REVOLVING CREDIT FACILITY

On July 30, 2013 the Company entered into a financing arrangement with Fifth Third Bank to provide funds to repay notes payable to Class A stockholders and provide working capital. The financing arrangement provided for a $600,000 term loan (the “Fifth Third Term Loan”) and a $1,200,000 Revolving Credit Facility (“the Fifth Third Revolving Credit Facility”) as described below.

	Fifth Third Term Loan	Fifth Third Revolving Credit Facility
Amount	$600,000		$1,200,000
Loan term	5 years		1 year
Interest rate	Libor plus 3% (3.138% at December 31, 2013)		Libor plus 2.75% (2.92% at December 31, 2013)
Monthly payment	$5,000 monthly plus interest	$	Interest only

At December 31, 2013, the Fifth Third Term Loan and Fifth Third Revolving Credit Facility were as follows:

	Fifth Third Term Loan	Fifth Third Revolving Credit Facility
Balance at December 31, 2013	$575,000	$199,919
Less: current portion	(60,000)	(199,919)
Bank term loan, net of current portion	$515,000	$-

The Fifth Third Term Loan and Fifth Third Revolving Credit Facility were repaid in April 2014.

In April 2014, the Company entered into a $1,500,000 revolving credit note agreement (the “Revolving Note”) with a bank. The unpaid principal balance of this Revolving Note is payable on demand, is secured by all of the Company’s assets, and bears interest computed at a rate of interest (the “Effective Rate”) which is equal to 7.0% above the LIBOR Rate, as defined, payable monthly. The Company shall pay to Lender a late charge of 5.0% of any monthly payment not received by Lender within 10 calendar days after said payment is due. The Company, at any time or from time to time upon three business days’ written notice to Lender, prepay the Note in whole provided that (i) if Borrower prepays the Revolving Note in full and terminates the Revolving Note after the date hereof, or (ii) Lender, after the date hereof, terminates the Revolving Note after default, then Borrower shall pay, in addition to all other amounts due to Lender and/or paid by the Company, a termination premium equal to 2.0% of the maximum loan amount. The Company used the proceeds of the Revolving Note disbursed at closing to retire and extinguish all indebtedness of the Company to Fifth Third Bank. The Company borrowed approximately $988,000 under the Revolving Note which repaid Fifth Third Bank.

At June 30, 2014, amounts due pursuant to the Revolving Note amounted to $231,450.

At June 30, 2014, maximum funds available to borrow under the Revolving Note amounted to $1,268,550. The weighted average interest rate during the period was approximately 6.8%.